Investments - Equity Securities (Details Narrative) (10-K) - USD ($)	Jun. 28, 2020	Jun. 28, 2019	Dec. 31, 2020	Mar. 31, 2020
Fair value of investments			$ 1,500
Purchase Agreement [Member] | Emerald Organic Products Inc [Member]
Number of shares purchased for acquisition	1,500,000	1,500,000
Value of shares purchased for acquisition	$ 1,500	$ 1,500
Fair value of investments				$ 1,500